THE ADVISORS’ INNER CIRCLE FUND II

REAVES INFRASTRUCTURE FUND

October 31, 2024

(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 99.5%
	Shares	Value
COMMUNICATION SERVICES — 14.0%
Cogent Communications Holdings	16,839	$1,351,667
Comcast, Cl A	23,876	1,042,665
Frontier Communications Parent *	23,221	829,686
T-Mobile US	5,773	1,288,302
		4,512,320

ELECTRIC UTILITIES — 24.4%
Constellation Energy	11,350	2,984,596
Entergy	7,907	1,223,845
IDACORP	10,524	1,089,024
NextEra Energy	12,566	995,855
Pinnacle West Capital	7,504	658,926
TXNM Energy	21,500	936,110
		7,888,356

ENERGY — 6.6%
Centrus Energy, Cl A *	3,448	357,937
DT Midstream	19,621	1,768,833
		2,126,770

GAS UTILITIES — 4.0%
Atmos Energy	9,293	1,289,683

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.2%
Talen Energy *	5,750	1,042,820

INDUSTRIALS — 16.2%
Canadian Pacific Kansas City	14,124	1,089,808
Dycom Industries *	5,532	964,393
Old Dominion Freight Line	4,280	861,650
Quanta Services	3,490	1,052,689
Union Pacific	5,392	1,251,321
		5,219,861

MATERIALS — 4.4%
Linde	3,127	1,426,381

MULTI-UTILITIES — 18.9%
CenterPoint Energy	33,249	981,843
CMS Energy	15,323	1,066,634
NiSource	45,366	1,595,069
Public Service Enterprise Group	15,101	1,350,180
Sempra	13,442	1,120,660
		6,114,386

REAL ESTATE — 7.8%
Equinix †	1,500	1,362,120

THE ADVISORS’ INNER CIRCLE FUND II

REAVES INFRASTRUCTURE FUND

October 31, 2024

(Unaudited)

COMMON STOCK†† — continued
	Shares	Value
REAL ESTATE — continued
SBA Communications, Cl A †	5,082	$1,166,167
		2,528,287

TOTAL COMMON STOCK
(Cost $22,229,179)		32,148,864

SHORT-TERM INVESTMENT (A) — 0.7%

SEI Daily Income Trust Treasury II Fund, Cl F, 4.720%
(Cost $240,751)	240,751	240,751

TOTAL INVESTMENTS— 100.2%
(Cost $22,469,930)		$32,389,615

Percentages are based on Net Assets of $32,317,067.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of October 31, 2024.

Cl — Class

WHR-QH-001-4100

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